Stock Options and Warrants (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options And Warrants (Textual)
Number of options to purchase common stock	2,000,000	2,000,000
Common shares issued for services		$ 25,971,940
Vesting period			5 years
Warrants granted during the period	860,150		21,060
Stock Options [Member]
Stock Options And Warrants (Textual)
Weighted average remaining contractual life of options outstanding	2 years 8 months 12 days	2 years 7 months 6 days	1 year 11 months 9 days
Exercise price of options/warrants			$ 10.00
Intrinsic value of the options/warrants
Common shares issued for services, share			15,000
Common shares issued for services			82,312
Vesting period			10 years
Number of Shares, Forfeited
Stock Options [Member] | Minimum [Member]
Stock Options And Warrants (Textual)
Exercise price of options/warrants	$ 10	$ 10.00	$ 10.00
Stock Options [Member] | Maximum [Member]
Stock Options And Warrants (Textual)
Exercise price of options/warrants	$ 15	$ 15.00	$ 15.00
Warrant [Member]
Stock Options And Warrants (Textual)
Weighted average remaining contractual life of options outstanding	4 years 6 months	4 years 8 months 19 days	14 years
Warrants exercised		65,050
Proceeds from warrants exercised		176,819
Intrinsic value of the options/warrants
Number of Shares, Forfeited			(425,000)
Conversion of warrants to common shares during the period			3,053,958
Warrant [Member] | Minimum [Member]
Stock Options And Warrants (Textual)
Exercise price of options/warrants	$ 17.50	$ 0.05	$ 17.50
Warrant [Member] | Maximum [Member]
Stock Options And Warrants (Textual)
Exercise price of options/warrants	$ 2.50	$ 17.50	$ 0.05
Warrant [Member] | Exercise Price Range One [Member]
Stock Options And Warrants (Textual)
Common shares issued for services, share			83,400
Common shares issued for services			465,533
Warrant [Member] | Exercise Price Range One [Member] | Minimum [Member]
Stock Options And Warrants (Textual)
Exercise price of options/warrants	$ 12		$ 5.00
Vesting period			5 years
Warrant [Member] | Exercise Price Range One [Member] | Maximum [Member]
Stock Options And Warrants (Textual)
Exercise price of options/warrants	$ 17.50		$ 12.00
Vesting period			10 years
Warrant [Member] | Exercise Price Range Two [Member]
Stock Options And Warrants (Textual)
Exercise price of options/warrants	$ 2.50		$ 12.00
Common shares issued for services			$ 57,173
Vesting period			5 years
Warrants granted during the period			23,400
Common shares [Member]
Stock Options And Warrants (Textual)
Conversion of warrants to common shares during the period			463,397